Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Minimum contribution by employer			$ 0	$ 0		$ 0.3	$ 0.3
Discretionary contributions by employer			4.2	3.6	7.2	7.2	6.5
Expected period of return on plan assets, years					10	10
Fair value of plan assets					227.4	202.9	199.7
Postretirement benefit obligation and unfunded status of plan					292.0	267.1	220.0
Net periodic postretirement benefit cost	0.7	1.0	1.4	2.2	4.2	(1.0)	0.3
Foreign Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation for matching contributions by employer					5.00%
Contribution expense to plan					16.0	12.3	7.8
Matching contributions by employer, percentage					100.00%
Additional percentage of eligible compensation for matching contributions by employer					5.00%
Retiree Health Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Postretirement benefit obligation and unfunded status of plan					3.1	3.2
Net periodic postretirement benefit cost					(0.1)	0.1	0.1
Qualified Contributory Savings and Thrift 401(k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation for matching contributions by employer					5.00%
Contribution expense to plan					33.0	30.5	28.7
Matching contributions by employer, percentage					100.00%
Nonqualified Deferred Compensation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of eligible compensation for matching contributions by employer					5.00%
Contribution expense to plan					2.5	2.1	2.0
Fair value of plan assets					$ 116.7	$ 95.5